Consolidated Statements of Shareholders' Deficit (USD $)	Common Stock	Contributed Surplus	Prepaid Share Subscription	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 7,147,013	$ 1,050,160	$ (156,000)	$ (477,907)	$ (8,966,772)	$ (1,403,506)
Beginning Balance, Shares at Dec. 31, 2009	86,014,384
Stock Issued $0.01 per share, shares	3,000,000
Stock Issued $0.01 per share , amount	29,265					29,265
Stock Issued for services, shares	1,500,000
Stock Issued for services , amount	39,309					39,309
Stock cancelled	(1,700,000)
Other Comprehensive Income(Loss)				(86,469)		(86,469)
Net Loss for the year					(258,529)	(258,529)
Ending Balance, Amount at Dec. 31, 2010	7,215,587	1,050,160	(156,000)	(564,376)	(9,225,301)	(1,679,930)
Ending Balance, Shares at Dec. 31, 2010	88,814,384
Stock Issued $0.01 per share, shares	19,100,000
Stock Issued $0.01 per share , amount	130,419					130,419
Stock Issued for services, shares	1,200,000
Stock Issued for services , amount	24,264					24,264
Stock Issued for extinguishment of debt, shares	4,729,775
Stock Issued for extinguishment of debt, amount	25,500					25,500
Other Comprehensive Income(Loss)				39,238		39,238
Net Loss for the year					(258,484)	(258,484)
Ending Balance, Amount at Dec. 31, 2011	$ 7,395,770	$ 1,050,160	$ (156,000)	$ (525,138)	$ (9,483,785)	$ (1,718,993)
Ending Balance, Shares at Dec. 31, 2011	113,844,159